UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21241

RMR REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini
State Street Bank and Trust Company
One Federal Street, 8th Floor
Boston, Massachusetts 02110

Thomas Reyes, Esq.
State Street Bank and Trust Company
One Federal Street, 9th Floor
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of investments

RMR Real Estate Fund

Portfolio of Investments - September 30, 2005 (unaudited)

Company	Shares	Value
Common Stocks – 104.9%
Real Estate Investment Trusts – 102.6%
Apartments – 16.4%
AMLI Residential Properties Trust	118,620	$3,804,143
Apartment Investment & Management Co.	149,100	5,782,098
Associated Estates Realty Corp.	141,400	1,385,720
BNP Residential Properties, Inc.	200,000	2,870,000
Home Properties, Inc.	115,200	4,521,600
		18,363,561
Diversified – 25.4%
Bedford Property Investors, Inc.	150,000	3,576,000
Colonial Properties Trust	132,900	5,911,392
Commercial Net Lease Realty	295,800	5,916,000
Crescent Real Estate Equities Co.	346,000	7,096,460
Lexington Corporate Properties Trust	208,000	4,898,400
Liberty Property Trust	20,000	850,800
Washington Real Estate Investment Trust	4,000	124,440
		28,373,492
Health Care – 12.2%
Health Care Properties Investors Inc.	15,080	407,009
Healthcare Realty Trust, Inc.	9,200	369,288
Health Care REIT, Inc.	158,600	5,882,474
Nationwide Health Properties, Inc.	250,000	5,825,000
Omega Healthcare Investors, Inc.	83,200	1,158,144
		13,641,915
Hospitality – 0.5%
Eagle Hospitality Properties Trust, Inc.	60,000	598,800
Industrial – 6.4%
First Industrial Realty Trust, Inc.	178,640	7,154,532
Manufactured Homes – 3.0%
Sun Communities, Inc.	103,900	3,403,764
Office – 20.1%
Arden Realty, Inc.	79,600	3,277,132
CarrAmerica Realty Corp.	10,000	359,500
Equity Office Properties Trust	250,000	8,177,500
Glenborough Realty Trust, Inc.	285,000	5,472,000
Highwoods Properties, Inc.	85,000	2,508,350
Maguire Properties, Inc.	90,000	2,704,500
		22,498,982
Retail – 11.5%
Glimcher Realty Trust	75,000	1,835,250
Heritage Property Investment Trust	200,000	7,000,000
New Plan Excel Realty Trust	172,280	3,953,826
Realty Income Corp.	4,000	95,640
		12,884,716

See notes to portfolio of investments.

Company	Shares	Value
Specialty – 4.7%
Getty Realty Corp.	28,600	$823,108
Trustreet Properties, Inc.	280,000	4,382,000
		5,205,108
Storage – 2.4%
Extra Space Storage, Inc.	880	13,534
Sovran Self Storage, Inc.	50,000	2,447,500
U-Store-It Trust	10,000	202,700
		2,663,734
Total Real Estate Investment Trusts (Cost $103,990,093)		114,788,604
Other - 2.3%
Iowa Telecommunication Services, Inc.	16,000	269,120
Panamsat Holding Corp.	73,000	1,766,600
Seaspan Corp.±	30,000	580,500
Total Other (Cost $2,228,950)		2,616,220
Total Common Stocks (Cost $106,219,043)		117,404,824
Preferred Stocks – 37.2%
Real Estate Investment Trusts – 37.2%
Apartments – 2.1%
Apartment Investment & Management Co., Series G	32,800	868,544
Apartment Investment & Management Co., Series T	60,000	1,518,000
		2,386,544
Diversified - 2.1%
Capital Automotive REIT	4,000	98,160
Capital Automotive REIT, Series A	5,000	111,500
Capital Automotive REIT, Series B	13,250	312,038
Colonial Properties Trust, Series D	10,000	259,000
Colonial Properties Trust, Series E	62,910	1,568,975
		2,349,673
Health Care – 7.9%
LTC Properties, Inc., Series F	160,000	4,104,000
OMEGA Healthcare Investors Inc., Series D	160,000	4,150,400
Windrose Medical Properties Trust, Series A*	20,000	545,000
		8,799,400
Hospitality – 13.2%
Ashford Hospitality Trust, Series A	107,900	2,806,479
Equity Inns, Inc., Series B	34,000	893,010
Eagle Hospitality Properties Trust, Inc., Series A	28,000	702,800
FelCor Lodging Trust, Inc., Series A*	83,000	2,044,290
FelCor Lodging Trust, Inc., Series C	49,200	1,225,080
Innkeepers USA Trust, Series C	120,000	3,138,000
Winston Hotels, Inc., Series B	160,000	4,001,600
		14,811,259
Manufactured Homes – 5.2%
Affordable Residential Communities, Series A	280,000	5,838,000
Office – 0.8%
Alexandria Real Estate Equities, Inc., Series B	5,000	130,300
Kilroy Realty Corp., Series F	30,000	763,200
		893,500

Company	Shares	Value
Retail – 2.7%
CBL & Associates Properties, Inc., Series B	20,000	$1,044,000
Glimcher Realty Trust, Series F	20,000	516,200
Glimcher Realty Trust, Series G	50,000	1,269,500
The Mills Corp., Series E	7,100	188,150
		3,017,850
Specialty – 3.2%
New Century Financial Corp., Series A	20,000	482,000
RAIT Investment Trust, Series A	125,000	3,131,250
		3,613,250
Total Preferred Stocks (Cost $41,554,300)		41,709,476
Short-Term Investment – 0.4%
Other Investment Companies – 0.4%
SSgA Money Market Fund, 3.3808%(a) (Cost $392,680)	392,680	392,680
Total Investments – 142.5% (Cost $148,166,023) (b)		159,506,980
Other assets less liabilities – 2.2%		2,409,684
Preferred Shares, at liquidation preference – (44.7)%		(50,000,000)
Net Assets attributable to common shares – 100%		$111,916,664

Notes to portfolio of investments

± Non income producing security as first dividend paid subsequent to September 30, 2005.

* Convertible into common stock.

(a)               Rate reflects  7 day yield as of September 30, 2005.

(b)              Although subject to adjustments to the extent 2005 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of September 30, 2005, are as follows:

Cost	$148,166,023

Gross unrealized appreciation	$14,067,956
Gross unrealized depreciation	(2,726,999)
Net unrealized appreciation	$11,340,957

Reference should be made to the Fund’s financial statements for the year ended December 31, 2004, and the six months ended June 30, 2005, for further information concenring the income tax characterization of the Fund’s investment income and distributions.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	November 22, 2005

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	November 22, 2005